Capital management (Schedule of Capital management) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 02, 2020	Dec. 31, 2019
Disclosure of capital management [Abstract]
Total long-term debt	$ 18,002	$ 6,906	$ 6,500	$ 6,500
Less: Cash and cash equivalents	(38,616)	(36,268)	(10,805)	(10,805)
Net debt	(20,614)	(29,362)
Equity	21,542	30,802	$ 4,952	$ 4,952
Total capital	$ 928	$ 1,440